RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2011
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

17.                               RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2011	2010	2009

Gross research and development	$91,521	$90,165	$81,382
Government tax credits	(2,521)	(2,130)	(1,316)
	$89,000	$88,035	$80,066